4. Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE

Related Party Notes Payable

As of June 30, 2016 and December 31, 2015 Related Party Notes Payable consists of:

	June 30, 2016	December 31, 2015
In the period the Company issued promissory notes to Fountainhead Capital Management Limited and Peter Zachariou for $185,000. The notes bear interest at 10% per annum and are payable on the earlier of one year or five days following the delivery of written demand for payment by the Payee.	185,000	-
Total Related Party Notes Payable	185,000	-

Other Notes Payable

As of June 30, 2016 and December 31, 2015, Other Notes Payable consists of:

	June 30, 2016	December 31, 2015
On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended to December 31, 2017.	300,000	300,000
Insurance policy finance agreements. During the period ended June 30, 2016 the Company made payments of $41,066. The notes are due over the next twelve months.	12,153	15,750
Total Other Notes Payable:	312,153	315,750

The company assesses the value of the beneficial conversion feature of its convertible debt by determining the intrinsic value of such conversion, under ASC 470, at the time of issuance. At the time of issuance of the convertible debt instruments set out above, the fair value of the stock was either the same or less than the conversion price, and so there was no value attributable to any beneficial conversion feature.

Other Notes Payable

As of December 31, 2015 and 2014 Other Notes Payable consists of:

	December 31, 2015	December 31, 2014
On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended to December 31, 2016.	300,000	300,000

Insurance policy finance agreements. During the year ended December 31, 2015 the Company made monthly repayments totaling $85,800. The notes are due over the next twelve months.	15,750	21,786

Total Other Notes Payable:	$315,750	$321,786